Expenses and costs by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cost of services	R$ (1,109,813)	R$ (859,552)	R$ (652,300)
Selling, general and administrative expenses	(1,014,684)	(798,153)	(622,615)
Total	(2,124,497)	(1,657,705)	(1,274,915)
Payroll	(1,085,144)	(880,664)	(677,564)
Hospital and medical agreements	(86,151)	(66,065)	(37,449)
Depreciation and amortization	(289,511)	(206,220)	(154,220)
Lease expenses	(10,871)	(12,153)	(11,229)
Utilities	(20,403)	(17,682)	(10,643)
Maintenance	(105,919)	(76,475)	(47,141)
Share-based compensation	(31,535)	(31,274)	(43,377)
Tax expenses	(14,447)	(10,518)	(7,997)
Pedagogical services	(64,081)	(48,084)	(47,881)
Sales and marketing	(74,140)	(48,217)	(39,506)
Allowance for expected credit losses	(74,552)	(42,708)	(47,819)
Travel expenses	(16,098)	(14,003)	(7,542)
Consulting fees	(62,630)	(35,326)	(38,818)
Other	(189,015)	(168,316)	(103,729)
Total	R$ (2,124,497)	R$ (1,657,705)	R$ (1,274,915)